Finance income / (expense) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Income Expense [Abstract]
Summary of Finance Income (Expense)

	2024	2023	2022
	€	€	€
Foreign exchange differences	7,869,114	(3,116,662)	11,100,392
Interest income (expense)	5,469,464	224,494	(16,105)
Other finance expenses	(46,914)	(20,475)	(23,149)
	13,291,664	(2,912,643)	11,061,138